RISKS ASSOCIATED WITH TORM'S ACTIVITIES - Schedule of Sensitivity Analysis for Change in Exchange Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Possible increase in foreign exchange rates against functional currency (in percent)	1000.00%
Changes in profit/loss before tax for the following year	$ (2.2)	$ (1.8)	$ (1.8)
Changes in equity for the following year	$ (2.2)	$ (1.8)	$ (1.8)